Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  Paragon Separate Account C
     File Nos. 333-133678 and 811-07982
     Rule 497(j) Certification

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account C (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") being used for the Fidelity D variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI for that product contained in the Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on April 15, 2014.

Please call the undersigned at (617) 578-3031 with any questions.

Sincerely yours,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel